Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 293	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 305	☒
(Check appropriate box or boxes)

HSBC FUNDS
(Exact name of registrant as specified in charter)
452 Fifth Avenue

New York, New York 10018-2786
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (800) 782-8183

Stefano Michelagnoli, President
452 Fifth Avenue
New York, New York 10018-2786
(Name and address of agent for service)
Please send copies of all communications to:

Brenden P. Carroll, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on February 24, 2023 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [date] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Post-Effective Amendment No. 288 (the “Amendment”) to the Registration Statement of HSBC Funds was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 5, 2022 to register Class P Shares of the HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund and HSBC ESG Prime Money Market Fund. Pursuant to Rule 485(a)(2), the Amendment would have become effective on October 4, 2022. Post-Effective Amendment No. 289 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 2, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 290 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 1, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 291 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 30, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 292 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 27, 2023 as the date upon which the Amendment would have become effective. This Post-Effective Amendment No. 293 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 24, 2023 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 293 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

Other Information

ITEM 28. EXHIBITS

(a)	(1)		Amended and Restated Agreement and Declaration of Trust dated October 13, 2017. (2)

	(2)		Amended Schedule A dated June 15, 2022 to the Amended and Restated Agreement and Declaration of Trust. (8)

(b)			By-Laws dated March 10, 2016. (1)

(c)			Not applicable.

(d)	(1)	(i)	Master Investment Advisory Contract, dated June 24, 2016, between HSBC Funds and HSBC Global Asset Management (USA) Inc. (1)

	(1)	(ii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC U.S. Treasury Money Market Fund. (1)

	(1)	(v)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC U.S. Government Money Market Fund. (1)

	(1)	(vi)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC RadiantESG U.S. Smaller Companies Portfolio. (1)

	(1)	(v)	Investment Advisory Contract Supplement, dated March 24, 2021, regarding HSBC ESG Prime Money Market Fund. (5)

	(2)		Sub-Advisory Agreement, effective June 28, 2022, between HSBC Global Asset Management (USA) Inc. and RadiantESG Global Investors LLC regarding HSBC RadiantESG U.S. Smaller Companies Portfolio. (8)

(e)	(1)		Form of Selling Agreement. (1)

	(2)		Form of Dealer Agreement. (1)

	(3)		Distribution Agreement, dated May 31, 2017, between HSBC Funds and Foreside Distribution Services, L.P. (2)

	(4)		First Amendment to the Distribution Agreement, dated June 7, 2018, between HSBC Funds and Foreside Distribution Services, L.P. (3)

	(5)		Third Amendment to the Distribution Agreement, dated March 24, 2021, between HSBC Funds and Foreside Distribution Services, L.P. (5)

	(6)		Novation to the Distribution Agreement, dated September 30, 2021, between HSBC Funds and Foreside Distribution Services, L.P. (6)

(f)			Not applicable.

(g)			Master Services Agreement, effective November 7, 2022, between State Street Bank and Trust Company and HSBC Funds. (9)

(h)	(1)	Operational Support Services Agreement, dated December 10, 2021, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Fund and HSBC ESG Prime Money Market Fund. (6)

	(2)	Expense Limitation Agreement, dated April 25, 2022, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (8)

	(3)	Amended and Restated Administration Services Agreement, effective November 7, 2022, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (9)

	(4)	Transfer Agency and Service Agreement, effective November 7, 2022, between State Street Bank and Trust Company and HSBC Funds. (9)

	(5)	Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement, effective November 7, 2022, between Foreside Fund Officer Services, LLC and HSBC Funds. (9)

(i)		Opinion and Consent of Counsel. (to be filed by amendment)

(j)	(1)	Power of Attorney. (10)

	(2)	Consent of Independent Registered Public Accounting Firm. (to be filed by amendment)

(k)		Not applicable.

(l)		Not applicable.

(m)	(1)	Master Distribution Plan relating to Class A Shares, dated June 24, 2016. (1)

	(2)	Master Distribution Plan relating to Class C Shares, dated June 24, 2016. (1)

	(3)	Master Distribution Plan relating to Class D Shares, dated June 24, 2016. (1)

(n)		Multiple Class Plan (to be filed by amendment)

(o)		Not applicable.

(p)	(1)	Code of Ethics for HSBC Funds. (3)

	(2)	Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. (4)

	(3)	Code of Ethics for RadiantESG Global Investors LLC (7)

	(4)	Code of Ethics for Foreside Fund Officer Services, LLC. (11)

*   *   *   *   *   *   *   *   *   *   *   *

(1)	Incorporated herein by reference from post-effective amendment No. 214 to the Registration Statement as filed with the SEC on June 27, 2016.
(2)	Incorporated herein by reference from post-effective amendment No. 227 to the Registration Statement as filed with the SEC on February 28, 2018.
(3)	Incorporated herein by reference from post-effective amendment No. 230 to the Registration Statement as filed with the SEC on January 31, 2019.
(4)	Incorporated herein by reference from post-effective amendment No. 243 to the Registration Statement as filed with the SEC on December 20, 2019.
(5)	Incorporated herein by reference from post-effective amendment No. 284 to the Registration Statement as filed with the SEC on August 13, 2021.

(6)	Incorporated herein by reference from post-effective amendment No. 285 to the Registration Statement as filed with the SEC on February 28, 2022.
(7)	Incorporated herein by reference from post-effective amendment No. 286 to the Registration Statement as filed with the SEC on April 29, 2022.
(8)	Incorporated herein by reference from post-effective amendment No. 287 to the Registration Statement as filed with the SEC on June 28, 2022.
(9)	Incorporated herein by reference from post-effective amendment No. 291 to the Registration Statement as filed with the SEC on November 30, 2022.
(10)	Incorporated herein by reference from post-effective amendment No. 292 to the Registration Statement as filed with the SEC on December 29, 2022.
(11)	Filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30. INDEMNIFICATION

Article VII, Section 7.5 of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides for the indemnification of the trustees, officers, employees, agents and other controlling persons of the Registrant. The Amended and Restated Agreement and Declaration of Trust is incorporated by reference as Exhibit (a)(1). Section 17(h) of the Investment Company Act of 1940 provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Pursuant to the Distribution Agreement, Foreside Distribution Services, L.P. agrees to indemnify the Registrant, its officers, trustees, employees, and any person who controls the Trust (within the meaning of Section 15 of the Securities Act of 1933) against certain liabilities. A copy of the Registrant’s Distribution Agreement is incorporated by reference as Exhibit (e)(3).

The Registrant may be party to other agreements that include indemnification, or substantially similar, provisions for the benefit of the Registrant’s trustees, officers, employees and any person who controls the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-69413) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of RadiantESG Global Investors LLC (“RadiantESG”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RadiantESG in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-123268) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 32. PRINCIPAL UNDERWRITER

(a)	Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	HSBC Funds (f/k/a HSBC Investor Funds)
2.	Princeton Long/Short Treasury Fund, Series of Northern Lights Fund Trust

(b)	The following are the Officers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; RadiantESG Global Investors LLC, 21 Orinda Way, Suite C-546, Orinda, CA 94563; DST Asset Manager Solutions, Inc., 2000 Crown Colony Drive, Quincy, MA 02169; State Street Bank and Trust Company, 1 Lincoln St., Boston, MA 02111; Foreside Fund Officer Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 26th day of January, 2023.

HSBC FUNDS

By:	/s/ Stefano Michelagnoli*
Stefano Michelagnoli
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 26th day of January, 2023.

/s/ Stefano Michelagnoli*	/s/ Maria Clem Sell
Stefano Michelagnoli	Maria Clem Sell
President	Treasurer

/s/ Susan C. Gause*	/s/ Susan S. Huang*
Susan C. Gause	Susan S. Huang
Trustee	Trustee

/s/ Marcia L. Beck*	/s/ Hugh T. Hurley*
Marcia L. Beck	Hugh T. Hurley
Trustee	Trustee

*/s/ Brenden Carroll
Brenden Carroll

* Brenden Carroll, as attorney-in-fact, on behalf of Susan C. Gause, Susan S. Huang, Marcia L. Beck, Hugh T. Hurley, and Stefano R. Michelagnoli pursuant to a power of attorney incorporated herein by reference from post-effective amendment No. 292 to the Registration Statement as filed with the SEC on December 29, 2022.

CERTIFICATE

The undersigned Secretary for HSBC Funds (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on December 14, 2022.

RESOLVED, that the Trustees and officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statements be, and each hereby is, authorized to execute a power of attorney appointing Brenden Carroll, Devon Roberson and Elise Kletz, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and officers in any and all capacities to sign the Registration Statements under the Securities Act of 1933 and the 1940 Act of the Trust and any and all amendments to such Registration Statements, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: January 26, 2023

/s/ Patrick Keniston

Patrick Keniston,

Secretary

EXHIBITS

(p)	(4)	Code of Ethics for Foreside Fund Officer Services, LLC.